Related party transactions (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Management's remuneration	R$ 43,124,000	R$ 40,863,000	R$ 36,747,000
Board Of Directors And Executive Board [Member]
IfrsStatementLineItems [Line Items]
Management's remuneration	R$ 500,000,000